Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Number of Ordinary Shares Issued and Outstanding

After giving the aforementioned effect, the number of ordinary shares issued and outstanding immediately following the consummation of the Business Combination was as follows:

Number of Ordinary Shares
Class A ordinary shares issued to the existing shareholders of Polibeli Group	312,720,720
Class B ordinary shares issued to the existing shareholders of Polibeli Group	47,279,280
Class A ordinary shares issued to public shareholders of Chenghe	3,202,470
Class A ordinary shares issued to the Sponsor and underwriters of Chenghe	2,875,000
Class A ordinary shares issued to the Sponsor of Chenghe through the Private Placement	310,000
Total issued and outstanding ordinary shares after Business Combination	366,387,470

Schedule of Loss Per Ordinary Share Before and After Retrospective Adjustments of Comparative Historical Period	The loss per ordinary share before and after the retrospective adjustments of comparative historical period are as follows:
	For the years ended December 31,
	2023		2024
Loss per ordinary share	Before Adjustment	After Adjustment	Before Adjustment	After Adjustment
– Basic and diluted	$(0.01)	$(0.02)	$(0.02)	$(0.03)

Schedule of Subsidiaries of the Group

As of December 31, 2025, all the subsidiaries of the Group are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activities
Tian Xing Cloud (Singapore) Supply Chain Pte. Ltd (“Cloud Singapore”)	May 17, 2021	Singapore	100%	Trading
Tianxingyun International Trade Pte. Ltd (“Singapore International”)	February 27, 2020	Singapore	100%	Trading
Tian Xing Cloud (America) Supply Chain Ltd (“Cloud America”)	April 22, 2021	The United States	100%	Trading
Tian Xing Cloud (France) Supply Chain (“Cloud France”)	August 30, 2021	France	100%	Trading
Tian Xing Cloud Supply Chain Korea Ltd (“Cloud Korea”)	September 7, 2021	Korea	100%	Trading
Tianxing Cloud (Italy) Supply Chain Srl (“Cloud Italy”)	September 20, 2021	Italy	100%	Trading
Kouun Syoji Co., Ltd (“Cloud Japan”)	May 13, 2016	Japan	100%	Trading
Biltech Ltd (“Japan Biltech”)	November 16, 2021	Japan	100%	Trading
PT Tian Xing Cloud Supply Chain Indonesia (“PT Cloud”)	May 17, 2021	Indonesia	100%	Trading
PT Innovative Cloud Indonesia (“PT Innovative”)	April 5, 2023	Indonesia	100%	Trading
PT Ezmart Electronic Commerce Indonesia (“PT Ezmart”)	June 29, 2022	Indonesia	100%	Trading
PT Xingyunindo Jaya Niaga (“PT XY JAYA”)	November 29, 2022	Indonesia	100%	Trading
Polibeli Trading (Hong Kong) Limited (“Polibeli HK”)	June 20, 2024	Hong Kong	100%	Trading
Name	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activities
Jiaxing Yunpu Yuexing Technology Co., Ltd (“Jiaxing Yunpu”)	November 7, 2025	China	100%	Trading
Shenzhen Baoli Beili Technology Co., Ltd (“Shenzhen Baoli”)	November 27, 2025	China	100%	Trading
Hangzhou Baoli Beili Technology Co., Ltd (“Hangzhou Baoli”)	November 25, 2025	China	100%	Trading
Chenghe Acquisition II Co. (“CHEB” or “Chenghe”)	January 15, 2024	Cayman Islands	100%	Holding Company